Related parties	12 Months Ended
Dec. 31, 2022
Related parties
Related parties

26 Related parties

Transaction with shareholders

In July 2020, we completed a follow-on public offering of 3,500,000 common shares of the Company (the “Follow-on Equity Offering”), consisting of 2,000,000 common shares offered by the Company and 1,500,000 common shares offered by selling shareholders at a price to the public of $14.00 per common share (i.e., EUR 12.71 per share). Aggregate offering proceeds, net of underwriting discounts, commissions and transaction costs, to the Company were EUR 22 million.

On January 31, 2022, pursuant to a securities purchase agreement and a warrant agreement, each signed with certain investors, the Group received EUR 15.0 million in exchange for the issuance of an aggregate of 4,479,088 common shares at a price per share of USD 3.73 (EUR 3.35) and warrants initially exercisable for the purchase of up to an aggregate of 1,343,727 additional common shares at an initial exercise price per common share of USD 7.72. The warrants are exercisable immediately as of the date of issuance and will expire on December 31, 2026. Based on the fair value per share at the issuance date, the Group recognized the warrants as liabilities in the amount of USD 3.2 million (EUR 2.8 million). The fair value of warrants decreased from EUR 2.11 per warrant as of January 31, 2022, to EUR 0.19 per warrant as of December 31, 2022. The result is a decrease in fair value of warrant liabilities of EUR 2,574k for the period ended December 31, 2022.We are not aware of any ordinary shares which were issued by the Company and sold in this transaction to related parties.

Based on a shareholder agreement from January 2016 the payment to the option holders of the VSOP 2016 will be reimbursed by the original shareholders to the Company at the same time when the obligation to pay the options holders arises. The payables by the Group to the holders of vested options were recorded as a liability with a carrying value of EUR 2,769k as of December 31, 2019 and a corresponding receivable against shareholders was recorded (see note 15). The shareholders agreement had a term until December 31, 2023. Upon completion of the July 2020 Offering, the relevant payables to the holders of vested options were settled mainly by the proceeds received from such original shareholders from the sale of their shares.

During 2020, the Company entered into a service contract with the former CEO Prof. Arndt Rolfs, a major shareholder, to serve as an advisor during the transition period after his departure from the Company until December 31, 2020. For the year ended December 31, 2020, fees totaling EUR 11k were charged to profit or loss related to these services and the Group had payables of EUR 12k outstanding as of December 31, 2020. In 2021 and 2022, no further service agreement has been entered into.

Remuneration of management in key positions

Key management have been defined as the members of the management board and the Company’s other key executive officers.

in EUR k	2022	2021	2020
Short‑term employee benefits	4,138	4,098	4,273
Post‑employment pension and medical benefits	—	23	23
Termination benefits	679	235	565
Share‑based payment transactions	(1,929)	822	1,822
Total compensation to key management	2,888	5,178	6,683

Due to the departure of the former CEO Arndt Rolfs in 2020, share-based payments include additional share-based expenses of EUR 776k for the accelerated vesting of outstanding equity awards and termination benefits include the severance payout of EUR 565k. As of December 31, 2020, the Group had amounts of EUR 1,231k (2019: EUR 769k) accrued for key management compensation. Due to the departure of the former CEO Andrin Oswald, the former CFO René Just and former CIO Volkmar Weckesser in 2022, the share-based payment expenses include reversals of expenses recognized in previous periods and forfeiture of about EUR 3,104k. (See “Note 21 Share-based Payments” and “Note 28 – Subsequent Events” of our consolidated financial statements as of and for the year ended December 31, 2022.)

There are no pension commitments for members of the management board.

During 2022 908,953 RSUs were granted under the 2019 Plan to key management personnel which are recognized as share-based payment expenses in profit and loss (see Note 21(vi)).

As of December 31, 2022, the Group has receivables of EUR nil (2021: EUR nil) recognized related to the exercise of options by key management personnel.

Remuneration of members of the Supervisory Board

The supervisory board received remuneration for its activities of EUR 216k in the reporting year (2021: EUR 688k; 2020: EUR 603k). In addition, as disclosed in note 21, certain members of the supervisory board received share-based awards under the 2019 Plan. For the year ended December 31, 2022, share-based payment expenses of EUR 1,446k (2021: EUR 2,564k, 2020: EUR 2,172k) related to these awards were charged to profit and loss.

Transactions with members of management in key positions and other related parties

The Company purchased supplies used for genetic sequencing from an entity related to a member of the supervisory board that joined the board in 2020. Expenses totaling EUR 699k were charged to profit and loss related to the period of service of the board member.

The Company deconsolidated Dr. Bauer GmbH from April 2, 2022 (see Note 2.1 – Basis of consolidation) and assessed Dr. Bauer GmbH under IAS 24 as of the Deconsolidation Date. Accordingly, Dr. Bauer GmbH is a related party through Dr. Peter Bauer who is a key management personnel of Centogene.

Transactions with Dr Bauer GmbH for the year ended December 31, 2022 was EUR 1,815k.

As of December 31, 2022, the Group had receivables balances with Dr. Bauer GmbH of EUR 321k with a related provision for doubtful accounts of EUR 58k (December 31, 2021: nil).

As of December 31, 2022, the Group had provisions in the total amount of EUR 100k to be paid to Dr. Bauer GmbH